Offsets	Aug. 09, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Riot Platforms, Inc.
Form or Filing Type	S-3
File Number	333-259212
Initial Filing Date	Feb. 26, 2024
Fee Offset Claimed	$ 41,042.13
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, no par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 278,063,242.37
Termination / Withdrawal Statement	The registrant previously registered $750,000,000 of an indeterminate number of shares of common stock pursuant to a Prospectus Supplement filed on February 26, 2024 to the Registration Statement on Form S-3 (SEC File No. 333-259212) filed on August 31, 2021 (the "Prior Registration Statement"). The registrant paid an aggregate registration fee of $110,700. The registrant sold an aggregate of $471,936,757.63 of such securities under the Prior Registration Statement, leaving the balance of $278,063,242.37 unsold and unissued (the "Unsold Securities"). The unused registration fees represented by the Unsold Securities total $41,042.13. Pursuant to Rule 457(p), the $110,700 registration fee associated with this filing is being partially offset by the $41,042.13 in fees that remain available under the Prior Registration Statement. As a result, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Riot Platforms, Inc.
Form or Filing Type	S-3
File Number	333-259212
Filing Date	Feb. 26, 2024
Fee Paid with Fee Offset Source	$ 41,042.13
Offset Note	The registrant previously registered $750,000,000 of an indeterminate number of shares of common stock pursuant to a Prospectus Supplement filed on February 26, 2024 to the Registration Statement on Form S-3 (SEC File No. 333-259212) filed on August 31, 2021 (the "Prior Registration Statement"). The registrant paid an aggregate registration fee of $110,700. The registrant sold an aggregate of $471,936,757.63 of such securities under the Prior Registration Statement, leaving the balance of $278,063,242.37 unsold and unissued (the "Unsold Securities"). The unused registration fees represented by the Unsold Securities total $41,042.13. Pursuant to Rule 457(p), the $110,700 registration fee associated with this filing is being partially offset by the $41,042.13 in fees that remain available under the Prior Registration Statement. As a result, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.